UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. Large Cap ETF

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

QRAFT AI-Enhanced U.S. High Dividend ETF

Semi-Annual Report

October 31, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2020 (Unaudited)

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting each Fund’s website at www.qraftaietf.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund is non-diversified and may invest more of its assets in securities of a single issuer, which may have an adverse effect on a Fund’s performance. Concentration in a particular industry or sector will subject a Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from a Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS	October 31, 2020 (Unaudited)
Number of Shares		Value
COMMON STOCKS — 99.9%
	COMMUNICATION SERVICES — 15.9%
493	Activision Blizzard, Inc.	$37,335
260	Alphabet, Inc. - Class A*	420,189
2,419	AT&T, Inc.	65,361
4	Cable One, Inc.	6,927
2,283	CenturyLink, Inc.	19,679
236	Comcast Corp. - Class A	9,969
1,059	Discovery, Inc. - Class A*	21,434
421	Electronic Arts, Inc.*	50,448
1,234	Facebook, Inc. - Class A*	324,678
179	Liberty Global PLC - Class A*	3,397
432	Live Nation Entertainment, Inc.*	21,082
303	Match Group, Inc.*	35,384
48	Netflix, Inc.*	22,835
144	Pinterest, Inc. - Class A*	8,489
95	Roku, Inc.*	19,228
3,575	Sirius XM Holdings, Inc.	20,485
320	Snap, Inc. - Class A*	12,605
40	Spotify Technology S.A.*	9,596
267	Take-Two Interactive Software, Inc.*	41,364
434	TELUS Corp.	7,426
93	T-Mobile US, Inc.*	10,190
176	Twitter, Inc.*	7,279
1,344	Verizon Communications, Inc.	76,595
167	Yandex N.V. - Class A*	9,614
56	Zillow Group, Inc. - Class A*	5,002
1,705	Zynga, Inc. - Class A*	15,328
		1,281,919
	CONSUMER DISCRETIONARY — 18.9%
223	Advance Auto Parts, Inc.	32,843
180	Amazon.com, Inc.*	546,507
38	AutoZone, Inc.*	42,901
445	Best Buy Co., Inc.	49,640
27	Booking Holdings, Inc.*	43,807
19	Burlington Stores, Inc.*	3,678
22	Carvana Co.*	4,078
72	Chegg, Inc.*	5,288
101	Chewy, Inc. - Class A*	6,222
6	Chipotle Mexican Grill, Inc.*	7,209
296	Dollar Tree, Inc.*	26,735
374	DR Horton, Inc.	24,987
629	eBay, Inc.	29,959
334	Etsy, Inc.*	40,611
Number of Shares		Value
COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
60	Ferrari N.V.	$10,705
2,171	Fiat Chrysler Automobiles N.V.*	26,682
942	Ford Motor Co.	7,282
230	Garmin Ltd.	23,925
534	Home Depot, Inc.	142,423
486	Lowe’s Cos., Inc.	76,837
89	Lululemon Athletica, Inc.*	28,417
10	MercadoLibre, Inc.*	12,140
92	NIKE, Inc. - Class B	11,047
5	NVR, Inc.*	19,765
81	O’Reilly Automotive, Inc.*	35,365
48	Pool Corp.	16,792
427	PulteGroup, Inc.	17,404
60	Starbucks Corp.	5,218
370	Target Corp.	56,321
44	Tesla, Inc.*	17,074
209	Tiffany & Co.	27,345
62	TJX Cos., Inc.	3,150
299	Tractor Supply Co.	39,830
105	Ulta Beauty, Inc.*	21,711
85	Wayfair, Inc. - Class A*	21,082
106	Whirlpool Corp.	19,606
225	Yum! Brands, Inc.	20,999
		1,525,585
	CONSUMER STAPLES — 10.8%
87	Beyond Meat, Inc.*	12,391
26	Boston Beer Co., Inc. - Class A*	27,019
61	Church & Dwight Co., Inc.	5,392
96	Clorox Co.	19,896
222	Coca-Cola Co.	10,669
681	Coca-Cola European Partners PLC	24,318
217	Colgate-Palmolive Co.	17,119
261	Costco Wholesale Corp.	93,339
171	Estee Lauder Cos., Inc. - Class A	37,562
173	Hershey Co.	23,781
178	J M Smucker Co.	19,972
354	Kellogg Co.	22,263
379	Kimberly-Clark Corp.	50,252
1,220	Kroger Co.	39,296
50	Lamb Weston Holdings, Inc.	3,172
35	McCormick & Co., Inc.	6,318
74	Mondelez International, Inc. - Class A	3,931

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2020 (Unaudited)
Number of Shares		Value
COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
639	Monster Beverage Corp.*	$48,928
477	PepsiCo, Inc.	63,579
914	Philip Morris International, Inc.	64,912
128	Procter & Gamble Co.	17,549
489	Sysco Corp.	27,047
383	Tyson Foods, Inc. - Class A	21,919
855	Walgreens Boots Alliance, Inc.	29,104
1,333	Walmart, Inc.	184,954
		874,682
	ENERGY — 0.3%
123	Enbridge, Inc.	3,390
598	EOG Resources, Inc.	20,475
		23,865
	FINANCIALS — 2.9%
39	American Express Co.	3,558
448	Bank of America Corp.	10,618
70	Bank of Nova Scotia	2,909
8	BlackRock, Inc.	4,794
108	Brown & Brown, Inc.	4,699
108	Citigroup, Inc.	4,473
40	Erie Indemnity Co. - Class A	9,315
121	FactSet Research Systems, Inc.	37,086
102	Fidelity National Financial, Inc.	3,192
230	Franklin Resources, Inc.	4,312
18	Goldman Sachs Group, Inc.	3,403
157	JPMorgan Chase & Co.	15,392
45	MarketAxess Holdings, Inc.	24,248
26	Marsh & McLennan Cos., Inc.	2,690
30	Moody’s Corp.	7,887
57	Morgan Stanley	2,745
56	MSCI, Inc.	19,591
78	Progressive Corp.	7,168
130	S&P Global, Inc.	41,955
21	SVB Financial Group*	6,105
112	T. Rowe Price Group, Inc.	14,186
213	Wells Fargo & Co.	4,569
		234,895
	HEALTH CARE — 12.2%
30	10X Genomics, Inc. - Class A*	4,107
197	Abbott Laboratories	20,707
289	AbbVie, Inc.	24,594
72	ABIOMED, Inc.*	18,135
320	Agilent Technologies, Inc.	32,669
109	Alexion Pharmaceuticals, Inc.*	12,550
Number of Shares		Value
COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
57	Align Technology, Inc.*	$24,287
115	Anthem, Inc.	31,372
172	Avantor, Inc.*	4,002
141	Biogen, Inc.*	35,542
10	Bio-Rad Laboratories, Inc. - Class A*	5,864
13	Bio-Techne Corp.	3,281
74	Boston Scientific Corp.*	2,536
427	Cardinal Health, Inc.	19,552
105	Catalent, Inc.*	9,216
413	Centene Corp.*	24,408
484	Cerner Corp.	33,924
37	Charles River Laboratories International, Inc.*	8,425
13	Cooper Cos., Inc.	4,148
561	CVS Health Corp.	31,466
40	DaVita, Inc.*	3,450
111	DENTSPLY SIRONA, Inc.	5,238
48	DexCom, Inc.*	15,340
220	Edwards Lifesciences Corp.*	15,772
127	Elanco Animal Health, Inc.*	3,938
32	Guardant Health, Inc.*	3,413
70	Hologic, Inc.*	4,817
120	Horizon Therapeutics Plc*	8,992
106	Humana, Inc.	42,324
22	ICON PLC*	3,967
48	IDEXX Laboratories, Inc.*	20,391
85	Illumina, Inc.*	24,879
188	Incyte Corp.*	16,288
18	Insulet Corp.*	4,001
136	Johnson & Johnson	18,647
26	Laboratory Corp. of America Holdings*	5,194
88	Masimo Corp.*	19,696
157	McKesson Corp.	23,156
69	Medtronic PLC	6,939
131	Merck & Co., Inc.	9,853
30	Mettler-Toledo International, Inc.*	29,937
19	Molina Healthcare, Inc.*	3,543
32	Novocure Ltd.*	3,907
189	PerkinElmer, Inc.	24,485
104	PPD, Inc.*	3,420
447	QIAGEN N.V.*	21,206
38	Quest Diagnostics, Inc.	4,641
86	Quidel Corp.*	23,073

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2020 (Unaudited)
Number of Shares		Value
COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
107	ResMed, Inc.	$20,538
68	Seagen, Inc.*	11,342
24	STERIS PLC	4,253
19	Stryker Corp.	3,838
18	Teleflex, Inc.	5,728
45	Thermo Fisher Scientific, Inc.	21,290
248	UnitedHealth Group, Inc.	75,675
32	Universal Health Services, Inc. - Class B	3,506
59	Varian Medical Systems, Inc.*	10,195
79	Veeva Systems, Inc. - Class A*	21,334
62	Vertex Pharmaceuticals, Inc.*	12,918
180	Waters Corp.*	40,108
85	West Pharmaceutical Services, Inc.	23,126
69	Zoetis, Inc.	10,940
		986,083
	INDUSTRIALS — 5.6%
254	3M Co.	40,630
49	Allegion plc	4,827
88	C.H. Robinson Worldwide, Inc.	7,782
43	Canadian National Railway Co.	4,276
19	Cintas Corp.	5,976
51	Copart, Inc.*	5,628
22	CoStar Group, Inc.*	18,119
40	CSX Corp.	3,158
138	Cummins, Inc.	30,345
31	Deere & Co.	7,003
415	Emerson Electric Co.	26,888
182	Expeditors International of Washington, Inc.	16,083
925	Fastenal Co.	39,988
27	FedEx Corp.	7,006
67	Fortune Brands Home & Security, Inc.	5,418
55	Graco, Inc.	3,405
39	HEICO Corp.	4,097
36	Honeywell International, Inc.	5,938
82	Icahn Enterprises LP	4,054
49	Illinois Tool Works, Inc.	9,598
31	J.B. Hunt Transport Services, Inc.	3,774
31	Kansas City Southern	5,460
69	Lennox International, Inc.	18,745
14	Lockheed Martin Corp.	4,902
384	Masco Corp.	20,582
Number of Shares		Value
COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
19	Nordson Corp.	$3,675
13	Norfolk Southern Corp.	2,719
36	Old Dominion Freight Line, Inc.	6,853
108	Rockwell Automation, Inc.	25,609
310	Rollins, Inc.	17,933
38	Roper Technologies, Inc.	14,111
12	Teledyne Technologies, Inc.*	3,710
38	Toro Co.	3,120
35	Union Pacific Corp.	6,202
113	United Rentals, Inc.*	20,147
29	Verisk Analytics, Inc.	5,161
110	W.W. Grainger, Inc.	38,502
		451,424
	INFORMATION TECHNOLOGY — 30.7%‡
140	Accenture PLC - Class A	30,367
119	Adobe, Inc.*	53,205
335	Advanced Micro Devices, Inc.*	25,222
157	Akamai Technologies, Inc.*	14,934
24	ANSYS, Inc.*	7,305
1,549	Apple, Inc.	168,624
780	Applied Materials, Inc.	46,199
120	Arista Networks, Inc.*	25,068
53	Atlassian Corp. PLC - Class A*	10,156
110	Autodesk, Inc.*	25,909
20	Automatic Data Processing, Inc.	3,159
112	Avalara, Inc.*	16,694
52	Booz Allen Hamilton Holding Corp.	4,082
18	Broadcom, Inc.	6,293
38	Broadridge Financial Solutions, Inc.	5,229
479	Cadence Design Systems, Inc.*	52,388
50	Ceridian HCM Holding, Inc.*	4,311
77	CGI, Inc.*	4,787
46	Check Point Software Technologies Ltd.*	5,224
265	Ciena Corp.*	10,438
1,298	Cisco Systems, Inc.	46,598
268	Citrix Systems, Inc.	30,356
93	Cloudflare, Inc. - Class A*	4,833
316	Cognizant Technology Solutions Corp. - Class A	22,569
41	Coupa Software, Inc.*	10,976
50	Crowdstrike Holdings, Inc. - Class A*	6,192

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2020 (Unaudited)
Number of Shares		Value
COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
69	Datadog, Inc. - Class A*	$6,262
105	DocuSign, Inc.*	21,236
556	Dropbox, Inc. - Class A*	10,153
99	Dynatrace, Inc.*	3,496
30	Elastic N.V.*	3,042
41	Enphase Energy, Inc.*	4,022
45	Entegris, Inc.	3,365
67	EPAM Systems, Inc.*	20,700
87	F5 Networks, Inc.*	11,566
9	Fair Isaac Corp.*	3,523
35	Fastly, Inc. - Class A*	2,223
32	Fidelity National Information Services, Inc.	3,987
22	FleetCor Technologies, Inc.*	4,860
322	Fortinet, Inc.*	35,539
40	Gartner, Inc.*	4,804
60	GoDaddy, Inc. - Class A*	4,244
463	Hewlett Packard Enterprise Co.	4,000
2,173	HP, Inc.	39,027
68	HubSpot, Inc.*	19,725
1,812	Intel Corp.	80,235
46	International Business Machines Corp.	5,136
250	Intuit, Inc.	78,670
96	Jack Henry & Associates, Inc.	14,232
213	Keysight Technologies, Inc.*	22,337
164	KLA Corp.	32,338
81	Lam Research Corp.	27,709
49	Leidos Holdings, Inc.	4,067
259	Logitech International S.A.	21,924
158	Marvell Technology Group Ltd.	5,927
52	Mastercard, Inc. - Class A	15,009
567	Maxim Integrated Products, Inc.	39,492
593	Micron Technology, Inc.*	29,852
1,490	Microsoft Corp.	301,680
20	MongoDB, Inc.*	4,569
71	Monolithic Power Systems, Inc.	22,692
185	Motorola Solutions, Inc.	29,241
525	NetApp, Inc.	23,042
1,128	NortonLifeLock, Inc.	23,203
97	Nuance Communications, Inc.*	3,095
111	NVIDIA Corp.	55,651
62	NXP Semiconductors N.V.	8,377
55	Okta, Inc.*	11,541
Number of Shares		Value
COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
878	ON Semiconductor Corp.*	$22,029
111	Open Text Corp.	4,077
156	Oracle Corp.	8,753
118	Pagseguro Digital Ltd. - Class A*	4,320
24	Palo Alto Networks, Inc.*	5,309
102	Paychex, Inc.	8,390
53	Paycom Software, Inc.*	19,297
65	PayPal Holdings, Inc.*	12,098
31	Pegasystems, Inc.	3,592
52	PTC, Inc.*	4,362
32	Qorvo, Inc.*	4,076
434	QUALCOMM, Inc.	53,538
86	RingCentral, Inc. - Class A*	22,217
181	salesforce.com, Inc.*	42,041
90	Seagate Technology PLC	4,304
93	ServiceNow, Inc.*	46,274
33	Shopify, Inc. - Class A*	30,539
125	Skyworks Solutions, Inc.	17,661
160	Slack Technologies, Inc. - Class A*	4,093
15	SolarEdge Technologies, Inc.*	3,865
37	Splunk, Inc.*	7,328
149	Square, Inc. - Class A*	23,077
79	StoneCo Ltd. - Class A*	4,151
130	Synopsys, Inc.*	27,802
441	Teradyne, Inc.	38,742
354	Texas Instruments, Inc.	51,185
22	Trade Desk, Inc. - Class A*	12,462
55	Twilio, Inc. - Class A*	15,343
12	Tyler Technologies, Inc.*	4,613
203	Ubiquiti, Inc.	37,679
94	VeriSign, Inc.*	17,926
110	Visa, Inc. - Class A	19,988
291	VMware, Inc. - Class A*	37,460
108	Western Digital Corp.	4,075
35	Wix.com Ltd.*	8,656
119	Workday, Inc. - Class A*	25,004
273	Xilinx, Inc.	32,402
79	Zebra Technologies Corp. - Class A*	22,408
144	Zendesk, Inc.*	15,975
103	Zoom Video Communications, Inc. - Class A*	47,474
35	Zscaler, Inc.*	4,751
		2,486,247

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2020 (Unaudited)
Number of Shares		Value
COMMON STOCKS (Continued)
	MATERIALS — 1.6%
23	Air Products and Chemicals, Inc.	$6,354
37	Albemarle Corp.	3,449
27	Avery Dennison Corp.	3,737
751	Corteva, Inc.	24,768
44	Eastman Chemical Co.	3,557
32	International Flavors & Fragrances, Inc.	3,285
621	Kinross Gold Corp.	4,949
326	Kirkland Lake Gold Ltd.	14,872
60	Linde PLC	13,220
203	Packaging Corp. of America	23,241
121	RPM International, Inc.	10,245
14	Sherwin-Williams Co.	9,632
91	Westrock Co.	3,417
98	Wheaton Precious Metals Corp.	4,519
		129,245
	REAL ESTATE — 0.3%
23	American Tower Corp. - REIT	5,282
22	Crown Castle International Corp. - REIT	3,437
14	Equinix, Inc. - REIT	10,237
27	Prologis, Inc. - REIT	2,678
		21,634
	UTILITIES — 0.7%
220	Algonquin Power & Utilities Corp.	3,333
88	Alliant Energy Corp.	4,865
37	American Water Works Co., Inc.	5,569
86	Avangrid, Inc.	4,243
178	CenterPoint Energy, Inc.	3,761
30	Dominion Energy, Inc.	2,410
98	Edison International	5,492
51	Entergy Corp.	5,162
71	Evergy, Inc.	3,919
151	FirstEnergy Corp.	4,488
136	NextEra Energy, Inc.	9,957
194	PPL Corp.	5,335
		58,534
	TOTAL COMMON STOCKS (Cost $7,783,080)	8,074,113
Number of Shares		Value
SHORT-TERM INVESTMENTS — 0.1%
11,531	Invesco Government & Agency Portfolio Institutional Class, 0.01%#	$11,531
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,531)	11,531
	TOTAL INVESTMENTS — 100.0% (Cost $7,794,611)	8,085,644
	Other Liabilities in Excess of Assets — (0.0)%	(274)
	TOTAL NET ASSETS — 100.0%	$8,085,370

*    Non-income producing security.

‡   Please see Note 6 for more information about industry and sector concentration and other risks.

#   The rate is the annualized seven-day yield at period end.
See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SUMMARY OF INVESTMENTS	October 31, 2020 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	30.7%
Consumer Discretionary	18.9%
Communication Services	15.9%
Health Care	12.2%
Consumer Staples	10.8%
Industrials	5.6%
Financials	2.9%
Materials	1.6%
Utilities	0.7%
Energy	0.3%
Real Estate	0.3%
Total Common Stocks	99.9%
Short-Term Investments	0.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SCHEDULE OF INVESTMENTS	October 31, 2020 (Unaudited)
Number of Shares		Value
COMMON STOCKS — 99.9%
	COMMUNICATION SERVICES — 9.1%
1,253	Facebook, Inc. - Class A*	$329,677
330	Spotify Technology S.A.*	79,164
711	Zillow Group, Inc. - Class A*	63,513
		472,354
	CONSUMER DISCRETIONARY — 24.2%
136	Amazon.com, Inc.*	412,916
63	AutoZone, Inc.*	71,126
611	Home Depot, Inc.	162,960
654	Lowe’s Cos., Inc.	103,397
241	Lululemon Athletica, Inc.*	76,949
1,062	NIKE, Inc. - Class B	127,525
165	O’Reilly Automotive, Inc.*	72,039
206	Pool Corp.	72,065
584	Target Corp.	88,896
254	Wayfair, Inc. - Class A*	63,000
		1,250,873
	CONSUMER STAPLES — 10.3%
349	Clorox Co.	72,330
1,134	Colgate-Palmolive Co.	89,461
421	Estee Lauder Cos., Inc. - Class A	92,477
985	Monster Beverage Corp.*	75,422
1,461	Walmart, Inc.	202,714
		532,404
	FINANCIALS — 1.6%
263	S&P Global, Inc.	84,878
	HEALTH CARE — 14.2%
224	Align Technology, Inc.*	95,442
994	Cerner Corp.	69,669
189	DexCom, Inc.*	60,401
193	IDEXX Laboratories, Inc.*	81,990
791	Incyte Corp.*	68,532
291	Masimo Corp.*	65,132
75	Mettler-Toledo International, Inc.*	74,843
611	Novocure Ltd.*	74,603
281	Veeva Systems, Inc. - Class A*	75,884
327	Vertex Pharmaceuticals, Inc.*	68,134
		734,630
Number of Shares		Value
COMMON STOCKS (Continued)
	INDUSTRIALS — 4.2%
1,624	Fastenal Co.	$70,205
353	Generac Holdings, Inc.*	74,183
199	W.W. Grainger, Inc.	69,654
		214,042
	INFORMATION TECHNOLOGY — 36.3%‡
300	Adobe, Inc.*	134,130
1,197	Advanced Micro Devices, Inc.*	90,122
3,687	Apple, Inc.	401,367
355	Autodesk, Inc.*	83,617
699	Cadence Design Systems, Inc.*	76,450
509	Citrix Systems, Inc.	57,654
161	Fair Isaac Corp.*	63,023
289	Intuit, Inc.	90,943
888	Logitech International S.A.	75,169
337	NVIDIA Corp.	168,958
558	Pegasystems, Inc.	64,661
265	RingCentral, Inc. - Class A*	68,460
200	ServiceNow, Inc.*	99,514
113	Shopify, Inc. - Class A*	104,574
551	Square, Inc. - Class A*	85,339
407	Ubiquiti, Inc.	75,543
353	VeriSign, Inc.*	67,317
271	Wix.com Ltd.*	67,024
		1,873,865
	TOTAL COMMON STOCKS (Cost $5,280,411)	5,163,046

SHORT-TERM INVESTMENTS — 0.1%
5,551	Invesco Government & Agency Portfolio Institutional Class, 0.01%#	5,551
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,551)	5,551
	TOTAL INVESTMENTS — 100.0% (Cost $5,285,962)	5,168,597
	Other Liabilities in Excess of Assets — (0.0)%	(2,189)
	TOTAL NET ASSETS — 100.0%	$5,166,408

*    Non-income producing security.

‡   Please see Note 6 for more information about industry and sector concentration and other risks.

#   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SUMMARY OF INVESTMENTS	October 31, 2020 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	36.3%
Consumer Discretionary	24.2%
Health Care	14.2%
Consumer Staples	10.3%
Communication Services	9.1%
Industrials	4.2%
Financials	1.6%
Total Common Stocks	99.9%
Short-Term Investments	0.1%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS	October 31, 2020 (Unaudited)
Number of Shares		Value
COMMON STOCKS — 99.4%
	COMMUNICATION SERVICES — 6.3%
598	CenturyLink, Inc.	$5,155
92	New York Times Co. - Class A	3,649
357	News Corp. - Class A	4,687
2,198	Verizon Communications, Inc.	125,264
293	ViacomCBS, Inc. - Class A	8,749
		147,504
	CONSUMER DISCRETIONARY — 25.5%‡
42	Advance Auto Parts, Inc.	6,186
139	Best Buy Co., Inc.	15,505
416	Carnival Corp.	5,703
377	eBay, Inc.	17,957
848	Fiat Chrysler Automobiles N.V.*	10,422
79	Genuine Parts Co.	7,144
75	Hasbro, Inc.	6,204
572	Home Depot, Inc.	152,558
409	Las Vegas Sands Corp.	19,657
403	Lowe’s Cos., Inc.	63,714
269	MGM Resorts International	5,533
257	Newell Brands, Inc.	4,539
828	NIKE, Inc. - Class B	99,426
40	O’Reilly Automotive, Inc.*	17,464
22	Pool Corp.	7,696
191	Ross Stores, Inc.	16,268
267	Target Corp.	40,643
66	Tiffany & Co.	8,635
640	TJX Cos., Inc.	32,512
63	Tractor Supply Co.	8,392
31	Ulta Beauty, Inc.*	6,410
209	VF Corp.	14,045
52	Wayfair, Inc. - Class A*	12,898
34	Whirlpool Corp.	6,289
162	Yum! Brands, Inc.	15,119
		600,919
	CONSUMER STAPLES — 25.7%‡
991	Altria Group, Inc.	35,755
245	Coca-Cola European Partners PLC	8,749
457	Colgate-Palmolive Co.	36,053
235	Costco Wholesale Corp.	84,041
192	Estee Lauder Cos., Inc. - Class A	42,175
416	Kroger Co.	13,399
131	Molson Coors Beverage Co. - Class B	4,619
Number of Shares		Value
COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
736	PepsiCo, Inc.	$98,101
828	Philip Morris International, Inc.	58,805
272	Sysco Corp.	15,044
467	Walgreens Boots Alliance, Inc.	15,897
1,390	Walmart, Inc.	192,862
		605,500
	ENERGY — 3.9%
397	Baker Hughes Co.	5,864
747	Canadian Natural Resources Ltd.	11,915
1,460	Energy Transfer LP	7,519
314	EOG Resources, Inc.	10,751
351	Marathon Petroleum Corp.	10,354
572	MPLX LP	9,844
546	Occidental Petroleum Corp.	4,985
747	Schlumberger N.V.	11,160
968	Suncor Energy, Inc.	10,929
220	Valero Energy Corp.	8,494
		91,815
	FINANCIALS — 0.0%
8	Ares Capital Corp.	111
	HEALTH CARE — 9.9%
259	Bausch Health Cos., Inc.*	4,274
160	Cardinal Health, Inc.	7,326
164	Cerner Corp.	11,495
482	Eli Lilly and Co.	62,882
668	Gilead Sciences, Inc.	38,844
1,344	Merck & Co., Inc.	101,082
24	Quidel Corp.*	6,439
		232,342
	INDUSTRIALS — 10.1%
307	3M Co.	49,108
73	C.H. Robinson Worldwide, Inc.	6,455
288	Caterpillar, Inc.	45,230
738	CNH Industrial N.V.*	5,734
80	Cummins, Inc.	17,591
320	Emerson Electric Co.	20,733
308	Fastenal Co.	13,315
140	FedEx Corp.	36,326
92	Graco, Inc.	5,695
23	Lennox International, Inc.	6,248

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2020 (Unaudited)
Number of Shares		Value
COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
33	Snap-on, Inc.	$5,198
309	Southwest Airlines Co.	12,215
60	Toro Co.	4,926
29	W.W. Grainger, Inc.	10,151
		238,925
	INFORMATION TECHNOLOGY — 14.0%
67	Citrix Systems, Inc.	7,589
290	Cognizant Technology Solutions Corp. - Class A	20,712
16	Fair Isaac Corp.*	6,263
737	HP, Inc.	13,236
2,260	Intel Corp.	100,073
474	International Business Machines Corp.	52,927
184	Juniper Networks, Inc.	3,628
92	Logitech International S.A.	7,788
133	NetApp, Inc.	5,837
322	NortonLifeLock, Inc.	6,624
192	Paychex, Inc.	15,792
140	Seagate Technology PLC	6,695
488	Texas Instruments, Inc.	70,560
35	Ubiquiti, Inc.	6,496
182	Western Digital Corp.	6,867
		331,087
	MATERIALS — 3.3%
46	Avery Dennison Corp.	6,366
397	Dow, Inc.	18,060
74	Eastman Chemical Co.	5,982
213	International Paper Co.	9,319
52	Packaging Corp. of America	5,953
127	PPG Industries, Inc.	16,474
39	Reliance Steel & Aluminum Co.	4,251
345	Teck Resources Ltd. - Class B	4,533
157	Westrock Co.	5,895
		76,833
	REAL ESTATE — 0.4%
165	Simon Property Group, Inc. - REIT	10,364
	UTILITIES — 0.3%
116	Brookfield Renewable Partners LP	6,293
	TOTAL COMMON STOCKS (Cost $2,258,283)	2,341,693
Number of Shares		Value
SHORT-TERM INVESTMENTS — 0.5%
12,718	Invesco Government & Agency Portfolio Institutional Class, 0.01%#	$12,718
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,718)	12,718
	TOTAL INVESTMENTS — 99.9% (Cost $2,271,001)	2,354,411
	Other Assets in Excess of Liabilities — 0.1%	1,664
	TOTAL NET ASSETS — 100.0%	$2,356,075

*    Non-income producing security.

‡   Please see Note 6 for more information about industry and sector concentration and other risks.

#   The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. High Dividend ETF SUMMARY OF INVESTMENTS	October 31, 2020 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Staples	25.7%
Consumer Discretionary	25.5%
Information Technology	14.0%
Industrials	10.1%
Health Care	9.9%
Communication Services	6.3%
Energy	3.9%
Materials	3.3%
Real Estate	0.4%
Utilities	0.3%
Financials	0.0%
Total Common Stocks	99.4%
Short-Term Investments	0.5%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	October 31, 2020 (Unaudited)
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI‐Enhanced U.S. Large Cap Momentum ETF	QRAFT AI-Enhanced U.S. High Dividend ETF
Assets:
Investments, at value (Cost $7,794,611, $5,285,962 and $2,271,001, respectively)	$8,085,644	$5,168,597	$2,354,411
Reclaims receivable	74	—	—
Dividends and interest receivable	5,050	1,297	3,577
Total Assets	8,090,768	5,169,894	2,357,988

Liabilities:
Advisory fee payable	5,398	3,486	1,913
Total Liabilities	5,398	3,486	1,913

Net Assets	$8,085,370	$5,166,408	$2,356,075

Net Assets Consist of:
Paid-in Capital	$7,218,272	$4,131,346	$2,481,935
Total distributable earnings (loss)	867,098	1,035,062	(125,860)
Net Assets	$8,085,370	$5,166,408	$2,356,075

Net Assets	$8,085,370	$5,166,408	$2,356,075
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	250,001	150,001	100,000
Net Asset Value, Offering and Redemption Price Per Share	$32.34	$34.44	$23.56

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI‐Enhanced U.S. Large Cap Momentum ETF	QRAFT AI-Enhanced U.S. High Dividend ETF
	For the Six Months Ended October 31, 2020 (Unaudited)	For the Six Months Ended October 31, 2020 (Unaudited)	For the Six Months Ended October 31, 2020 (Unaudited)
Investment Income:
Dividend income (net of foreign withholding tax of $221, $278 and $456, respectively)	$28,620	$7,522	$39,020
Interest	2	3	4
Total Investment Income	28,622	7,525	39,024

Expenses:
Advisory fees	20,669	14,646	10,852
Total Expenses	20,669	14,646	10,852

Net Investment Income (Loss)	7,953	(7,121)	28,172

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	555,625	1,004,300	211,866
Change in unrealized appreciation/(depreciation) on investments	28,961	(93,640)	(19,067)
Net Realized and Unrealized Gain (Loss) on Investments	584,586	910,660	192,799

Net Increase (Decrease) in Net Assets Resulting From Operations	$592,539	$903,539	$220,971

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	October 31, 2020
	QRAFT AI-Enhanced U.S. Large Cap ETF			QRAFT AI-Enhanced U.S. Large Cap Momentum ETF		QRAFT AI-Enhanced U.S. High Dividend ETF
	For the Six Months Ended October 31, 2020 (Unaudited)	For the Period Ended May 20, 2019(1) through April 30, 2020		For the Six Months Ended October 31, 2020 (Unaudited)	For the Period Ended May 20, 2019(1) through April 30, 2020	For the Six Months Ended October 31, 2020 (Unaudited)	For the Period Ended February 26, 2020(1) through April 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$7,953	$17,299		$(7,121)	$8,513	$28,172	$11,299
Net realized gain (loss) on investments	555,625	133,145		1,004,300	329,287	211,866	(423,353)
Net change in unrealized appreciation/(depreciation) on investments	28,961	262,072		(93,640)	(23,725)	(19,067)	102,477
Net Increase (Decrease) in Net Assets Resulting from Operations	592,539	412,516		903,539	314,075	220,971	(309,577)

Distributions to Shareholders:	—	(137,957)		—	(178,709)	(37,254)	—

Capital Transactions:
Proceeds from shares issued	4,987,773	3,079,488		1,687,742	3,083,511	587,976	3,082,392
Cost of shares redeemed	(849,014)	—		—	(643,775)	(1,188,433)	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,138,759	3,079,488		1,687,742	2,439,736	(600,457)	3,082,392

Total Increase (Decrease) in Net Assets	4,731,298	3,354,047		2,591,281	2,575,102	(416,740)	2,772,815

Net Assets:
Beginning of period	3,354,072	25	(2)	2,575,127	25 (2)	2,772,815	—
End of period	$8,085,370	$3,354,072		$5,166,408	$2,575,127	$2,356,075	$2,772,815

Share Transactions:
Issued	150,000	125,000		50,000	125,000	25,000	125,000
Redeemed	(25,000)	—		—	(25,000)	(50,000)	—
Net Increase (Decrease) in Share Transactions	125,000	125,000		50,000	100,000	(25,000)	125,000

(1)  Commencement of operations.

(2)  Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of each Fund in connection with the commencement of operations.
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gain from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market Price(2)(4)	Expenses(5)	Net Investment Income(5)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(6)
QRAFT AI-Enhanced U.S. Large Cap ETF
For the Six Months Ended October 31, 2020 (Unaudited)	$26.83	$ 0.05	$ 5.46	$ 5.51	$ —	$ —	$ —	$32.34	20.54%	20.14%	0.75%	0.29%	$8,085	109%
For the Period Ended May 20, 2019(7) through April 30, 2020	$24.73	$ 0.14	$ 3.07	$ 3.21	$(0.12)	$(0.99)	$(1.11)	$26.83	12.84%	12.96%	0.75%	0.56%	$3,354	219%

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
For the Six Months Ended October 31, 2020 (Unaudited)	$25.75	$(0.06)	$ 8.75	$ 8.69	$ —	$ —	$ —	$34.44	33.75%	33.15%	0.75%	(0.36)%	$5,166	215%
For the Period Ended May 20, 2019(7) through April 30, 2020	$24.70	$ 0.07	$ 2.41	$ 2.48	$(0.04)	$(1.39)	$(1.43)	$25.75	9.99%	10.16%	0.75%	0.28%	$2,575	275%

QRAFT AI-Enhanced U.S. High Dividend ETF
For the Six Months Ended October 31, 2020 (Unaudited)	$22.18	$ 0.23	$ 1.45	$ 1.68	$(0.30)	$ —	$(0.30)	$23.56	7.61%	7.18%	0.75%	1.95%	$2,356	80%
For the Period Ended February 26, 2020(7) through April 30, 2020	$24.79	$ 0.09	$(2.70)	$(2.61)	$ —	$ —	$ —	$22.18	(10.53)%	(10.29)%	0.75%	2.46%	$2,773	45%

(1)   Per share numbers have been calculated using the average shares method.

(2)   Not annualized for periods less than one year.

(3)   Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)   Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)   Annualized for periods less than one year.

(6)   Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(7)   Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	October 31, 2020 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the SEC under the Investment Company Act of 1940, (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements herein are for the QRAFT AI-Enhanced U.S. Large Cap ETF (the “AI-Enhanced U.S. Large Cap ETF”), the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (the “AI-Enhanced U.S. Large Cap Momentum ETF”) and the QRAFT AI-Enhanced U.S. High Dividend ETF (the “AI-Enhanced U.S. High Dividend ETF”) (each, a “Fund” and collectively, the “Funds”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments, including shares of other investment companies, in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

The AI-Enhanced U.S. Large Cap ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S.-listed large capitalization companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on May 20, 2019.

The AI-Enhanced U.S. Large Cap Momentum ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S.-listed large capitalization companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on May 20, 2019.

The AI-Enhanced U.S. High Dividend ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in dividend paying securities of U.S.-listed companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on February 26, 2020.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2020 (Unaudited)

a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of October 31, 2020 for each Fund based upon the three levels defined above:

AI-Enhanced U.S. Large Cap ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$8,074,113	$—	$—	$8,074,113
Short-Term Investments	11,531	—	—	11,531
Total	$8,085,644	$—	$—	$8,085,644
AI-Enhanced U.S. Large Cap Momentum ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$5,163,046	$—	$—	$5,163,046
Short-Term Investments	5,551	—	—	5,551
Total	$5,168,597	$—	$—	$5,168,597

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2020 (Unaudited)
AI-Enhanced U.S. High Dividend ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$2,341,693	$—	$—	$2,341,693
Short-Term Investments	12,718	—	—	12,718
Total	$2,354,411	$—	$—	$2,354,411

*    The Fund did not hold any Level 3 securities at period end.

(1)  For a detailed break-out of common stocks by market segment, please refer to the Schedule of Investments.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(d) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to each Fund’s financial statements. Each Fund’s policy

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2020 (Unaudited)

is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2020, no Fund had any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

Each Fund distributes net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis for such Fund to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including each Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust on behalf of each Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for the day-to-day management of the Fund, including, among other things, providing an investment program for the Fund, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of each Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

(b) Distribution Arrangement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2020 (Unaudited)

(c) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as each Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as each Fund’s co-administrator.

Certain officers and an Interested Trustee of the Trust are also employees/officers of each Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended October 31, 2020 were as follows:

Fund	Purchases	Sales
AI-Enhanced U.S. Large Cap ETF	$5,773,082	$5,755,382
AI-Enhanced U.S. Large Cap Momentum ETF	8,266,252	8,239,082
AI-Enhanced U.S. High Dividend ETF	2,257,860	2,273,316

Purchases, sales, and realized gain/(loss) of in-kind transactions for the six months ended October 31, 2020 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
AI-Enhanced U.S. Large Cap ETF	$4,977,443	$847,135	$241,194
AI-Enhanced U.S. Large Cap Momentum ETF	1,687,081	—	—
AI-Enhanced U.S. High Dividend ETF	583,506	1,178,577	117,309

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for each Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2020 (Unaudited)

A fixed purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for AI-Enhanced U.S. Large Cap ETF, AI-Enhanced U.S. Large Cap Momentum ETF and AI-Enhanced U.S. High Dividend ETF are $1,750, $250 and $500, respectively, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for AI-Enhanced U.S. Large Cap ETF, AI-Enhanced U.S. Large Cap Momentum ETF and AI-Enhanced U.S. High Dividend ETF are $1,750, $250 and $500 respectively, regardless of the number of Creation Units created in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Depositary Receipt Risk (QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF only): ADRs and GDRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs and GDRs may be less liquid than the underlying primary trading market.

Dividend Paying Securities Risk (QRAFT AI-Enhanced U.S. High Dividend ETF only): Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2020 (Unaudited)

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from each Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk: Each Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for each Fund. Each Fund’s principal investment strategies are dependent upon the use of Qraft’s proprietary artificial intelligence security selection process and, as a result, the Adviser’s skill in understanding and utilizing such process. The achievement of the investment objective of each Fund cannot be guaranteed and the Adviser’s management of each Fund may not produce the intended results.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Models and Data Risk: Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, each Fund’s strategy may not be successfully implemented, and each Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

New/Smaller Fund Risk: A new or smaller Fund is subject to the risk that its performance may not represent how each Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that each Fund will achieve an economically viable size, in which case it could ultimately liquidate. Each Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of each Fund will receive an amount equal to each Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of each Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during each Fund’s liquidation all or a portion of each Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Operational Risk: Each Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on each Fund.

Portfolio Turnover Risk: Each Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2020 (Unaudited)

Sector Focus Risk: Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

Health Care Sector Risk (QRAFT AI-Enhanced U.S. High Dividend ETF only): Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, an increased emphasis on the delivery of health care through outpatient services, loss or impairment of intellectual property rights and litigation regarding product or service liability.

Information Technology Sector Risk (QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF only): Each Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of each Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Trading Risk: Shares may trade on the Exchange above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of each Fund’s holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Note 7 – Federal Income Taxes

The tax character of the distributions paid during the tax year ended April 30, 2020, as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
AI-Enhanced U.S. Large Cap ETF	$137,957	$—	$137,957
AI-Enhanced U.S. Large Cap Momentum ETF	178,709	—	178,709
AI-Enhanced U.S. High Dividend ETF	—	—	—

As of the tax year ended April 30,2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Accumulated Earnings (Deficit)
AI-Enhanced U.S. Large Cap ETF	$62,544	$15	$—	$212,000	$274,559
AI-Enhanced U.S. Large Cap Momentum ETF	155,248	—	—	(23,725)	131,523
AI-Enhanced U.S. High Dividend ETF	11,299	—	(371,221)	50,345	(309,577)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2020 (Unaudited)

At October 31, 2020, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
AI-Enhanced U.S. Large Cap ETF	$7,844,696	$607,068	$(366,120)	$240,948
AI-Enhanced U.S. Large Cap Momentum ETF	5,285,962	233,484	(350,849)	(117,365)
AI-Enhanced U.S. High Dividend ETF	2,323,133	193,994	(162,716)	31,278

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended April 30,2020, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
AI-Enhanced U.S. Large Cap ETF	$—	$—
AI-Enhanced U.S. Large Cap Momentum ETF	—	—
AI-Enhanced U.S. High Dividend ETF	371,221	—

To the extent that each Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Code limitations.

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Funds’ financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	October 31, 2020 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of each Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of each Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that each Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in each Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare each Fund’s costs with those of other funds. It assumes that each Fund has an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical results for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not each Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	5/1/20	10/31/20		5/1/20 – 10/31/20
AI-Enhanced U.S. Large Cap ETF	$1,000.00	$1,205.40	0.75%	$4.17
AI-Enhanced U.S. Large Cap Momentum ETF	1,000.00	1,337.50	0.75%	4.42
AI-Enhanced U.S. High Dividend ETF	1,000.00	1,076.10	0.75%	3.92
Hypothetical (5% annual return before expenses)*	5/1/20	10/31/20		5/1/20 – 10/31/20
AI-Enhanced U.S. Large Cap ETF	$1,000.00	$1,021.43	0.75%	$3.82
AI-Enhanced U.S. Large Cap Momentum ETF	1,000.00	1,021.43	0.75%	3.82
AI-Enhanced U.S. High Dividend ETF	1,000.00	1,021.43	0.75%	3.82

*    Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM	October 31, 2020 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report, has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of the Adviser, is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from ETC’s portfolio management, capital markets, and legal and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the May 2020 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 401
Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to each Fund’s Statement of Additional Information, which is available without charge by visiting each Fund’s website at www.qraftaietf.com or the SEC’s website at www.sec.gov or by calling collect (855) 973-7880.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect (855) 973-7880 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.qraftaietf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	December 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	December 22, 2020

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	December 22, 2020